Long-term debt and convertible promissory notes (Details Narrative)																	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 24, 2023 USD ($) Integer	Feb. 03, 2023 USD ($) Integer	Jan. 31, 2023 USD ($)	Nov. 23, 2022 USD ($) Integer	Oct. 03, 2022 USD ($) Integer	Jul. 14, 2022 USD ($) Integer	Apr. 25, 2022 USD ($) Integer	Feb. 07, 2022 USD ($) Integer	Dec. 21, 2021 USD ($) Integer	Nov. 15, 2021 USD ($) Integer	Oct. 08, 2021 USD ($) Integer	May 11, 2021 USD ($) Integer	Apr. 26, 2021 USD ($) Integer	Feb. 16, 2021 USD ($)	Oct. 28, 2020 USD ($) Integer	Jun. 22, 2020 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Jan. 31, 2023 USD ($) shares	Jan. 31, 2022 USD ($) shares	Sep. 29, 2022
Short-Term Debt [Line Items]
Interest rate, percentage			10.00%																					10.00%		3.15%
Maturity date																						Jan. 31, 2024		Jan. 31, 2024
Original issue discount interest rate, percentage																				10.00%		10.00%
Gain on forgiveness of loan																							$ 32,851	$ 32,851
Amortization of debt discount																						197,477	192,931
Long term notes payable			$ 30,618																	30,359		30,359		30,618	64,897
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument unamortized discount																				17,350	$ 39,575	17,350	39,575
Amortization of debt discount																						146,368	$ 168,080
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Balance			2,754																	8,546		8,546		2,754
Long-Term Debt [Member]
Short-Term Debt [Line Items]
Notes payable			32,400																					32,400
Accrued interest			2,833																					2,833
SBA's Economic Injury Disaster Loan Program [Member]
Short-Term Debt [Line Items]
Proceeds from loans originations																$ 32,300
Fee amount																$ 100
Line of credit facility interest rate during period																3.75%
Debt instrument term																30 years
Debt instrument periodic payment																$ 158
PPP Loan [Member]
Short-Term Debt [Line Items]
Proceeds from loans originations														$ 32,497
Line of credit facility interest rate during period														1.00%
Debt instrument term														5 years
Gain on forgiveness of loan																			$ 32,497
Interest and debt expense																			$ 354
Premium Finance Agreement [Member]
Short-Term Debt [Line Items]
Interest rate, percentage																	12.70%	10.45%
Debt instrument periodic payment																	$ 2,909	$ 2,871
Insurance policy premiums																	$ 33,500	$ 33,400
Insurance policy premiums description																	one year policy period	one year policy period
Insurance financed																	$ 24,850	$ 24,750
October 2020 Note [Member]
Short-Term Debt [Line Items]
Face amount															$ 82,000
Interest rate, percentage															8.00%
Debt instrument unamortized discount															$ 8,500
Legal fees															$ 3,000
Maturity date															Sep. 01, 2021
Debt instrument, convertible threshold days | Integer															180
Debt instrument convertible threshold percentage															75.00%
Debt instrument, convertible threshold days | Integer															10
Debt instrument conversion, amount																									$ 96,900
Debt conversion on convertible shares | shares																									132,353
Principal and interest total amount																									$ 0
April 2021 Note [Member]
Short-Term Debt [Line Items]
Face amount													$ 60,000
Interest rate, percentage													8.00%
Legal fees													$ 3,000
Maturity date													Apr. 23, 2022
Debt instrument, convertible threshold days | Integer													180
Debt instrument convertible threshold percentage													75.00%
Debt instrument, convertible threshold days | Integer													10
Debt instrument conversion, amount																									$ 65,520
Debt conversion on convertible shares | shares																									161,190
Principal and interest total amount																									$ 0
May 2021 Note [Member]
Short-Term Debt [Line Items]
Face amount												$ 53,000
Interest rate, percentage												8.00%
Legal fees												$ 3,000
Maturity date												May 11, 2022
Debt instrument, convertible threshold days | Integer												180
Debt instrument convertible threshold percentage												75.00%
Debt instrument, convertible threshold days | Integer												10
Debt instrument conversion, amount																									$ 55,120
Debt conversion on convertible shares | shares																									242,025
Principal and interest total amount																									$ 0
October 2021 Note [Member]
Short-Term Debt [Line Items]
Face amount											$ 69,300
Interest rate, percentage											8.00%
Legal fees											$ 3,000
Maturity date											Oct. 08, 2022
Debt instrument, convertible threshold days | Integer											180
Debt instrument convertible threshold percentage											75.00%
Debt instrument, convertible threshold days | Integer											10
Debt instrument conversion, amount																								$ 69,300
Debt conversion on convertible shares | shares																								242,690
Principal and interest total amount			0																					$ 0
Original issue discount interest rate, percentage											10.00%
November 2021 Note [Member]
Short-Term Debt [Line Items]
Face amount										$ 60,500
Interest rate, percentage										8.00%
Debt instrument unamortized discount										$ 8,500
Maturity date										Nov. 15, 2022
Debt instrument, convertible threshold days | Integer										180
Debt instrument convertible threshold percentage										75.00%
Debt instrument, convertible threshold days | Integer										10
Debt instrument conversion, amount																								$ 69,000
Debt conversion on convertible shares | shares																								261,437
Principal and interest total amount			0																					$ 0
December 2021 Note [Member]
Short-Term Debt [Line Items]
Face amount									$ 55,000
Interest rate, percentage									8.00%
Debt instrument unamortized discount									$ 8,000
Maturity date									Dec. 21, 2022
Debt instrument, convertible threshold days | Integer									180
Debt instrument convertible threshold percentage									75.00%
Debt instrument, convertible threshold days | Integer									10
Debt instrument conversion, amount																								$ 63,000
Debt conversion on convertible shares | shares																								317,530
Principal and interest total amount			0																					$ 0
February 2022 Note [Member]
Short-Term Debt [Line Items]
Face amount								$ 74,800
Interest rate, percentage								8.00%
Debt instrument unamortized discount								$ 9,800
Maturity date								Feb. 07, 2023
Debt instrument, convertible threshold days | Integer								180
Debt instrument convertible threshold percentage								75.00%
Debt instrument, convertible threshold days | Integer								10
Debt instrument conversion, amount																								$ 74,800
Debt conversion on convertible shares | shares																								639,517
Principal and interest total amount			0																					$ 0
April 2022 Note [Member]
Short-Term Debt [Line Items]
Face amount							$ 71,500
Interest rate, percentage							8.00%
Debt instrument unamortized discount							$ 9,500
Maturity date							Apr. 25, 2023
Debt instrument, convertible threshold days | Integer							180
Debt instrument convertible threshold percentage							75.00%
Debt instrument, convertible threshold days | Integer							10
Debt instrument conversion, amount																								$ 71,500
Debt conversion on convertible shares | shares																								758,524
Principal and interest total amount			0																					$ 0
July 2022 Note [Member]
Short-Term Debt [Line Items]
Face amount						$ 45,138
Interest rate, percentage						8.00%
Debt instrument unamortized discount						$ 10,138
Maturity date						Jul. 14, 2023
Debt instrument, convertible threshold days | Integer						180
Debt instrument convertible threshold percentage						75.00%
Debt instrument, convertible threshold days | Integer						10
Debt instrument conversion, amount																								$ 15,000
Debt conversion on convertible shares | shares																								205,198
Principal and interest total amount			30,138																					$ 30,138
October 2022 Note [Member]
Short-Term Debt [Line Items]
Face amount					$ 45,138
Interest rate, percentage					8.00%
Debt instrument unamortized discount					$ 10,138
Maturity date					Oct. 03, 2023
Debt instrument, convertible threshold days | Integer					180
Debt instrument convertible threshold percentage					75.00%
Debt instrument, convertible threshold days | Integer					10
November Two Thousand And Twenty Two Note [Member]
Short-Term Debt [Line Items]
Face amount				$ 51,108
Interest rate, percentage				8.00%
Debt instrument unamortized discount				$ 11,219
Maturity date				Nov. 23, 2023
Debt instrument, convertible threshold days | Integer				180
Debt instrument convertible threshold percentage				75.00%
Debt instrument, convertible threshold days | Integer				10
February 2023 Note [Member]
Short-Term Debt [Line Items]
Face amount		$ 48,675
Interest rate, percentage		8.00%
Debt instrument unamortized discount		$ 4,425
Maturity date		Feb. 02, 2024
Debt instrument, convertible threshold days | Integer		180
Debt instrument convertible threshold percentage		75.00%
Debt instrument, convertible threshold days | Integer		10
Fee amount		$ 4,250
March 2023 Note [Member]
Short-Term Debt [Line Items]
Face amount	$ 48,675
Interest rate, percentage	8.00%
Debt instrument unamortized discount	$ 4,425
Maturity date	Mar. 24, 2024
Debt instrument, convertible threshold days | Integer	180
Debt instrument convertible threshold percentage	75.00%
Debt instrument, convertible threshold days | Integer	10
Fee amount	$ 4,250
Loans Payable [Member]
Short-Term Debt [Line Items]
Notes payable			35,154																	40,946		40,946		35,154
Long term notes payable			30,618																	30,359		30,359		30,618
Notes payables, current			4,536																	$ 10,587		10,587		$ 4,536
Accrued interest			$ 2,907																			$ 3,055